Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 30, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re: Advisor Managed Portfolios
Securities Act Registration No: 333-[ ]
Investment Company Act Registration No: 811-[ ]

To the Commission:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith is the Registration Statement on Form N-1A for Advisor Managed Portfolios, a new multiple series trust to be administered by U.S. Bancorp Fund Services, LLC (“Fund Services”). The Trust is filing the notification of registration as required by Section 8(a) of the 1940 Act concurrently with the filing of this registration statement.

Submitted with this Form N-1A filing via EDGAR are the prospectuses and SAIs for two series: the Soundwatch Hedged Equity ETF and the Soundwatch Covered Call ETF (the “Funds”). The Funds are expected to serve as shell funds in an upcoming reorganization, and have identical investment strategies, policies and risks as the Soundwatch Hedged Equity ETF and the Soundwatch Covered Call ETF, each a series of Trust for Advised Portfolios (the “Target Funds”). To this end, please note that the prospectuses and SAIs for the Funds filed with the enclosed Registration Statement on Form N-1A are substantially similar to the prospectuses and SAIs of the Target Funds dated February 28, 2023, and filed electronically via the EDGAR system pursuant to Rule 485(b) of the 1933 Act. Further, the Registration Statement for the Target Funds was recently reviewed by the Staff in a 485A filing filed on July 12, 2022, Post-Effective Amendment Number 242, accession number 0000894189-22-004778 (File Nos. 333-108394 and 811-21422).

The Trust will elect to register an indefinite number of securities under the 1933 Act pursuant to Rule 24f-2.
If you have any questions regarding the enclosed, please do not hesitate to contact Rachel Spearo of Fund Services at rachel.spearo@usbank.com or 414-516-1692.
Very truly yours,

/s/ Christopher Kashmerick
Christopher Kashmerick
Trustee
Advisor Managed Portfolios